Commitments and Contingencies (Details Narrative) (USD $)	1 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended	0 Months Ended
	Jan. 31, 2014	Dec. 31, 2013	Jun. 30, 2014	Dec. 31, 2013	May 01, 2014 Argentina And Mexico [Member]
Purchase of upgraded equipment from non related parties		$ 3,500,000	$ 1,000,000
Payments for advance to affiliates		1,000,000
Payment for rent	81,439			81,000
Other non-current assets		488,633	1,035,000	488,633
Minimum present value of the lease payments			3,200,000
Lease term			60 months
Percentage of lease payment Interest		14.00%	14.00%	14.00%
Warrants expiration year after the date of issuance			5 years	5 years
Purchase of pumping equipment					500,000
Additional payment for equipment					$ 500,000